Document and Entity Information (USD $)	12 Months Ended
	Oct. 27, 2013	Apr. 28, 2013	Nov. 29, 2013 Common Stock	Nov. 29, 2013 Common Stock Non-Voting
Entity Registrant Name	HORMEL FOODS CORP /DE/
Entity Central Index Key	0000048465
Document Type	10-K
Document Period End Date	Oct. 27, 2013
Amendment Flag	false
Current Fiscal Year End Date	--10-27
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 5,541,256,742
Entity Common Stock, Shares Outstanding			263,669,001	0
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY